Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	Property, Plant and Equipment
The following is a summary of DPL’s Property, plant and equipment with corresponding composite depreciation rates at December 31, 2020 and 2019:

	December 31, 2020		December 31, 2019
$ in millions		Composite Rate		Composite Rate
Regulated:
Transmission	$273.0	3.2%	$235.8	3.9%
Distribution	1,453.7	4.0%	1,364.2	4.1%
General	17.7	7.6%	16.5	9.0%
Non-depreciable	65.1	N/A	61.6	N/A
Total regulated	1,809.5		1,678.1
Unregulated:
Other	24.8	4.5%	19.0	7.6%
Non-depreciable	5.0	N/A	4.8	N/A
Total unregulated	29.8		23.8

Total property, plant and equipment in service	$1,839.3	3.8%	$1,701.9	4.0%

In June 2018, DP&L closed on a transmission asset transaction with Duke and AEP, where ownership stakes in certain previously co-owned transmission assets were exchanged to eliminate co-ownership. Each previously co-owned transmission asset became wholly-owned by one of DP&L, Duke or AEP after the transaction. This transaction also resulted in cash proceeds to DP&L of $10.6 million and no gain or loss was recorded on the transaction.
AROs
We recognized AROs in accordance with GAAP which requires legal obligations associated with the retirement of long-lived assets to be recognized at their fair value at the time those obligations are incurred. Upon initial recognition of a legal liability, costs are capitalized as part of the related long-lived asset and depreciated over the useful life of the related asset. Our legal obligations were associated with the retirement of our long-lived assets, consisting primarily of asbestos abatement and ash disposal facilities. As of December 31, 2020, our generation AROs have all been settled through the sale of our interest in Conesville and the Hutchings Coal Station. See Note 16 – Dispositions for additional information.
Estimating the amount and timing of future expenditures of this type requires significant judgment. Previously, management routinely updated these estimates as additional information became available.
Changes in the Liability for AROs

	2020	2019
Balance as of January 1	$4.7	$4.7
Settlements (a)	(4.7)	—
Balance as of December 31	$—	$4.7

(a)    Settlements related to sale of DP&L's Hutchings Coal Station. See Note 16 – Dispositions for more information on the sale of the Hutchings Coal Station.

Asset Removal Costs
We continue to record costs of removal for our regulated transmission and distribution assets through our depreciation rates and recover those amounts in rates charged to our customers. There are no known legal AROs associated with these assets. We have recorded $138.8 million and $143.6 million in estimated costs of removal at December 31, 2020 and 2019, respectively, as regulatory liabilities for our transmission and distribution property. These amounts represent the excess of the cumulative removal costs recorded through depreciation rates versus the cumulative removal costs actually incurred. See Note 3 – Regulatory Matters for additional information.
Changes in the Regulatory Liability for Transmission and Distribution Asset Removal Costs

	2020	2019
Balance as of January 1	$143.6	$139.1
Additions	15.6	14.8
Settlements	(20.4)	(10.3)
Balance as of December 31	$138.8	$143.6